INCOME TAX EXPENSE/(CREDIT) (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of analysis of current year taxation charges
An analysis of the current year income tax expense is as follows:

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Current income tax	357,576	1,551	2,312
Deferred income tax (Note 12)	(96,448)	(134,196)	(277,935)

	261,128	(132,645)	(275,623)

Schedule of reconciliation of income tax expense/(credit)
The tax on the Group’s profit/(loss) before tax differs from the theoretical amount that would arise using the tax rate of the home country of the Company as follows:

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Profit/(loss) before tax	1,009,092	(690,745)	(1,249,586)

Tax calculated at the statutory rate of 25%	252,273	(172,686)	(312,397)
Effect of expenses not deductible for tax purposes	2,921	18,939	23,307
Effect of income not subject to tax	(1,762)	(7,474)	(6,986)
Tax losses and temporary differences in accounting base and tax base for which no deferred tax asset was recogni z ed	11,249	27,420	20,827
Adjustments for current tax of prior periods	(2,410)	1,194	(77)
Utilization of previously unrecognized tax losses and temporary differences	(1,143)	(38)	(297)

Income tax expense/(credit)	261,128	(132,645)	(275,623)